MEZZANINE EQUITY	12 Months Ended
Dec. 31, 2024
Mezzanine Equity
MEZZANINE EQUITY

8. MEZZANINE EQUITY

Redeemable Convertible Preferred Shares

On August 8, 2014, the Company entered into a share purchase agreement with an investor, pursuant to which the Company issued 20,000,000 Series A redeemable convertible Preferred Shares (“Series A Preferred Shares”) at US$0.20 per share for an aggregated cash consideration of US$4 million (equivalent to RMB24,595).

On June 29, 2015, the Company entered into a share purchase agreement with two investors, pursuant to which the Company issued 11,111,111 Series B redeemable convertible Preferred Shares (“Series B Preferred Shares”) at US$1.35 per share for an aggregated cash consideration of US$15 million (equivalent to RMB91,807).

On January 24, 2017 and March 27, 2017, the Company entered into share purchase agreements with a group of investors, pursuant to which the Company issued 26,111,112 Series C redeemable convertible preferred shares (“Series C Preferred Shares”) at US$1.80 per share for an aggregated cash consideration of US$47 million (equivalent to RMB322,774).

On May 22, 2017, the Company entered into a share purchase agreement with a group of investors, pursuant to which the Company issued 16,164,778 Series C-1 redeemable convertible preferred shares (“Series C-1 Preferred Shares”) at US$2.19 per share for an aggregated cash consideration of US$35.34 million (equivalent to RMB238,744).

On August 1, 2017, the Company entered into a share purchase agreement with an investor, pursuant to which the Company issued 4,843,800 Series C-2 redeemable convertible preferred shares (“Series C-2 Preferred Shares”) at US$2.48 per share for an aggregated cash consideration of US$12 million (equivalent to RMB80,674).

On August 10, 2018, the Company entered into a share purchase agreement with a group of investors, pursuant to which the Company issued 14,528,465 Series D-1 redeemable convertible preferred shares (“Series D-1 Preferred Shares”) at US$3.48 per share for an aggregated cash consideration of US$50.5 million (equivalent to RMB346,396).

On March 22, 2021, the Company entered into a share purchase agreement with a group of investors, pursuant to which the Company issued 28,320,182 Series D-2 redeemable convertible preferred shares (“Series D-2 Preferred Shares”) at US$4.05 per share for an aggregated cash consideration of US$114.75 million (equivalent to RMB747,794).

The rights, preferences and privileges of the Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares, Series C-1 Preferred Shares, Series C-2 Preferred Shares, Series D-1 Preferred Shares and Series D-2 Preferred Shares were defined in the Amended and Restated Memorandum and Articles of Association as follows:

8. MEZZANINE EQUITY - CONTINUED

Redemption Rights

The Series D-2 Preferred Shares shall be redeemable at the option of the shareholders of the Series D-2 Preferred Shares in the event that (A) the Company fails to consummate a Qualified IPO prior to December 31, 2023, or (B) the Majority Series A Preferred Holders, the Majority Series B Preferred Holders, the Majority Series C Preferred Holders, the Majority Series C-1 Preferred Holders, the Majority Series C-2 Preferred Holders, or the Majority Series D-1 Preferred Holders request for redemption. At the written request to the Company made by the Majority Series D-2 Preferred Holders, acting together as a single class on an as-converted basis, such holders may require that the Company redeem all or some of the then outstanding Series D-2 Preferred Shares.

The Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, and Series C Preferred Shares shall be redeemable at the option of the shareholders of the respective series Preferred Shares in the event that (A) the Company fails to consummate a Qualified IPO in 4 years from the Closing of the respective series Preferred Shares financing, which are August 10, 2022, August 1, 2021, May 22, 2021, January 24, 2021, for Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, and Series C Preferred Shares, respectively, or (B) there is an occurrence of any material breach of any representation, warranty, covenant, agreement or undertaking made by the Warrantors (as defined in the respective Preferred Shares Purchase Agreement) contained in the respective Preferred Shares Purchase Agreement, Shareholders’ Agreement, Amended Memorandum and Articles, which results in material adverse effect on the business of the Group Companies (“companies within the Company’s consolidation group”), or (C) if the Company has met all requirements of the Qualified IPO and the Majority respective series of preferred shareholders vote in favor of such Qualified IPO, the approval to conduct such Qualified IPO has not been passed due to the controlling shareholders or other shareholders of the Company, or the Qualified IPO cannot be gone through in accordance with the agreed plan and time schedule due to lack of support from the management of the Company, except that a majority of the directors vote in favor of a non-listing, which is in the best interest of the Company or the then valuation of the Company through a private placement financing is close to the pre-offering valuation of the Qualified IPO, or (D) all or substantially all of the business of Group Companies are required to be suspended or closed down by competent governmental authorities due to material breach of applicable laws in any material respect by the Group Companies, and such suspension or closedown of the business of the Group Companies are not rectified or remedied within six (6) months from the occurrence of such suspension or closedown; or (E) the Majority Series A Preferred Holders, the Majority Series B Preferred Holders, the Majority Series C Preferred Holders, the Majority Series C-1 Preferred Holders, or the Majority Series C-2 Preferred Holders request for redemption, at the written request to the Company made by the Majority respective series preferred shareholders, acting together as a single class on an as-converted basis, such holders may require that the Company redeem all or some of the then outstanding respective series preferred shares.

The Series B Preferred Shares shall be redeemable at the option of the shareholders of the Series B Preferred Shares in the event that (A) the Company fails to consummate a Qualified IPO prior to December 31, 2020, or (B) there is an occurrence of any material breach of any representation, warranty, covenant, agreement or undertaking made by the Warrantors (as defined in the Series B Purchase Agreement) contained in the Series B Purchase Agreement, Shareholders’ Agreement, Amended Memorandum and Articles which results in material adverse effect on the business of the Group Companies, or (C) if the Company has met all requirements of the Qualified IPO and the Series B Director votes in favor of such Qualified IPO, the approval to conduct such Qualified IPO has not been passed due to the control shareholders or other shareholders of the Company, or the Qualified IPO cannot be gone through in accordance with the agreed plan and time schedule due to lack of support from the management of the Company, except that a majority of the Directors vote in favor of a non-listing, which is in the best interest of the Company or the then valuation of the Company through a private placement financing is close to the pre-offering valuation of the Qualified IPO, or (D) the Majority Series A Preferred Holders request for redemption, at the written request to the Company made by the Majority Series B Preferred Shares shareholders, acting together as a single class on an as-converted basis, such holders may require that the Company redeem all or some of the then outstanding Series B Preferred Shares.

8. MEZZANINE EQUITY - CONTINUED

The Series A Preferred Shares shall be redeemable at the option of the shareholders of the Series A Preferred Shares in the event that (A) the Company fails to consummate a Qualified IPO prior to the fifth (5th) anniversary of the Closing of the Series A Preferred Shares, which is August 8, 2019; or (B) there is an occurrence of any material breach of any representation, warranty, covenant, agreement or undertaking made by the Warrantors (as defined in the Series A Purchase Agreement) contained in the Series A Purchase Agreement, Shareholders’ Agreement, Amended Memorandum and Articles which results in material adverse effect on the business of the Group Companies, or (C) if the Company has met all requirements of the Qualified IPO and the Series A Director votes in favor of such Qualified IPO, the approval to conduct such Qualified IPO has not been passed due to the control shareholders or other shareholders of the Company, or the Qualified IPO cannot be gone through in accordance with the agreed plan and time schedule due to lack of support from the management of the Company, except that a majority of the Directors vote in favor of a non-listing, which is in the best interest of the Company or the then valuation of the Company through a private placement financing is close to the pre-offering valuation of the Qualified IPO, at the written request to the Company made by the Majority Series A Preferred Shares shareholders, acting together as a single class on an as-converted basis, such holders may require that the Company redeem all or some of the then outstanding Series A Preferred Shares.

The redemption preference from high priority to low priority is as follows in sequence: Series D-2 Preferred Shares, Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares and finally Series A Preferred Shares.

For Series D-2 Preferred Shares, Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares and Series C Preferred Shares, the redemption price shall be one hundred percent (100%) of the respective issuance price, plus an annual simple interest of eight percent (8%) of the respective issuance price over the period from the respective closing date to the date of payment in full of the respective redemption price. Because the Company failed to consummate a Qualified IPO by January 24, 2021, the Series C Preferred Shares became redeemable at the option of the shareholders of the Series C Preferred Shares from January 24, 2021 to March 22, 2021. The redemption date of Series C Preferred Shares in the event that the Company fails to consummate a Qualified IPO was extended to December 31, 2023 upon the issuance of Series D-2 Preferred Shares on March 22, 2021, and further extended to December 31, 2024 on May 31, 2023, which is also disclosed as below.

For Series B Preferred Shares, the redemption price shall be one hundred percent (100%) of the issue price, plus an annual simple interest of eight percent (8%) of the issuance price over the period from the issuance date to the date of payment in full of the redemption price, provided that the redemption price shall in no event be more than one hundred and fifty percent (150%) of the issuance price. Because the Company failed to consummate a Qualified IPO by December 31, 2020, the Series B Preferred Shares became redeemable at the option of the shareholders of the Series B Preferred Shares from December 31, 2020 to March 22, 2021. The redemption date of Series B Preferred Shares in the event that the Company fails to consummate a Qualified IPO was extended to December 31, 2023 upon the issuance of Series D-2 Preferred Shares on March 22, 2021, and further extended to December 31, 2024 on May 31, 2023, which is also disclosed as below.

Based on the aforementioned redemption scenarios for the Series A Preferred Shares, the redemption price for the Series A Preferred Shares shall be:

● two hundred percent (200%) of the issuance price in event (A);

● one hundred percent (100%) of the issuance price, plus an annual internal rate of return of thirty percent (30%) of the issuance price over the period from issuance date to the date of payment in full of the redemption price in (i) either event (B) or event (C), and (ii) the valuation of the Company for the private placement financing, if there is any, is less than US$200 million. Because the Company failed to consummate a Qualified IPO by August 8, 2019, the Series A Preferred Shares became redeemable at the option of the shareholders of the Series A Preferred Shares from August 8, 2019 to March 22, 2021. The redemption date of Series A Preferred Shares in the event that the Company fails to consummate a Qualified IPO was extended to December 31, 2023 upon the issuance of Series D-2 Preferred Shares on March 22, 2021, and further extended to December 31, 2024 on May 31, 2023, which is also disclosed as below.

The redemption dates of Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares, and Series A Preferred Shares in the event that the Company fails to consummate a Qualified IPO was extended to December 31, 2023 after the closing of Series D-2 redeemable convertible preferred shares on March 22, 2021. The redemption dates of Series D-2 Preferred Shares, Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares, and Series A Preferred Shares in the event that the Company fails to consummate a Qualified IPO was further extended to December 31, 2024 on May 31, 2023.

8. MEZZANINE EQUITY - CONTINUED

The Company determines whether an amendment to the redemption rights of Series A, Series B, Series C, Series C-1, Series C-2, Series D-1 and Series D-2 preferred shareholders represents an extinguishment based on a fair value approach. If the fair value of the preferred shares immediately before and after the amendment is significantly different (by more than 10%), the amendment represents an extinguishment. The Company has determined that the amendment to the redemption rights of Series A, Series B, Series C, Series C-1, Series C-2, Series D-1 and Series D-2 Preferred Shares did not represent an extinguishment, and therefore modification accounting was applied by analogy to the modification guidance contained in ASC718-20, Compensation—Stock Compensation. The Company accounts for modifications that result in an increase to the fair value of the modified preferred shares as a deemed dividend reconciling net loss to net loss attributable to ordinary shareholders as there is a transfer of value from the ordinary shareholders to the preferred shareholders. The fair value of the preferred shares after the modification did not increase. Therefore, there was no financial impact recognized for the preferred share modifications.

“Qualified IPO” means either (i) a firm commitment underwritten registered public offering by the Company (or a listing vehicle that holds the business of the Group Companies) (or depositary receipts or depositary shares thereof) of its Class A Ordinary Shares on a recognized regional or national securities exchange in the United States or Hong Kong or Shanghai Stock Exchange, Shenzhen Stock Exchange or any other exchange in any other jurisdiction (or any combination of such exchanges and jurisdictions) acceptable to the Majority Preferred Holders with pre-offering valuation (on a fully diluted basis) of the Company not less than US$1,000 million (or any other currency of equivalent value) or (ii) a De-SPAC Transaction that implies a pre- combination valuation (on a fully diluted basis) of the Company (or a listing vehicle that holds the business of the Group Companies) of not less than US$1,000 million (or any other currency of equivalent value).

Conversion Rights

Each Redeemable Convertible Preferred Share shall be convertible, at the option of the shareholders, at any time after the issuance date of preferred shares into such number of fully paid and non-assessable Class A ordinary shares as determined by dividing the applicable Redeemable Convertible Preferred Share issuance price by the respective then effective applicable conversion price. The conversion price shall initially be the applicable issuance price, resulting in an initial conversion ratio for the Redeemable Convertible Preferred Shares of 1:1, and shall be subject to adjustment including but not limited to share splits and combinations, ordinary share dividends and distributions, other dividends, sale of shares below the conversion price, reorganization, merger, consolidation and certain other events. The conversion price of each Redeemable Convertible Preferred Share is the same as its original issuance price and no adjustments to conversion price have occurred. As of December 31, 2022 and 2023, each Redeemable Convertible Preferred Share is convertible into one ordinary share.

Each Redeemable Convertible Preferred Share shall automatically be converted, based on the then-effective applicable conversion price, into fully-paid and non-assessable Class A ordinary shares in the event that (i) the closing of the Qualified IPO, or (ii) the date upon which the Company receives the written request from the Majority respective series preferred shareholders.

Voting Rights

Each redeemable convertible preferred share shall be entitled to that number of votes corresponding to the number of Class A ordinary shares on an as-converted basis. The holder of the Preferred Shares shall vote together with the holders of ordinary shares, and not as a separate class or series, on all matters put before the shareholders.

Dividend Rights

No dividends or other distributions shall be declared, paid, set aside or made, whether in cash, in property, or in any other shares of the Company, with respect to any other class or series of shares of the Company, unless and until the dividends of preferred shares with higher priority of preference has been likewise declared, paid, set aside or made (calculated on an as-converted basis). Dividend rights preference is as follows in sequence: Series D-2 Preferred Shares, Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares. Series B Preferred Shares and Series A Preferred Shares have no dividend rights preference compared with ordinary shares.

8. MEZZANINE EQUITY - CONTINUED

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, shareholders of Series D-2 Preferred Shares, Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, and Series B Preferred Shares shall be entitled to receive an amount equal to one hundred percent (100%) of the applicable issuance price, plus all dividends declared and unpaid on such redeemable convertible preferred shares.

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, shareholders of Series A Preferred Shares shall be entitled to receive an amount equal to one hundred and fifty percent (150%) of the issue price, plus all dividends declared and unpaid on such Redeemable Convertible Preferred Shares.

Liquidation preference is as follows in sequence: Series D-2 Preferred Shares, Series D-1 Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares, and Series A Preferred Shares.

If there are any assets remaining after the aggregate amount has been distributed or paid in full to the applicable holders of the redeemable convertible preferred shares, the remaining assets of the Company available for distribution shall be distributed ratably among all holders of the redeemable convertible preferred shares and the ordinary shares according to the relative number of ordinary shares on an as-converted basis.

Drag-along rights

In the event that at any time after the Closing, the Super Majority Preferred Holders (Drag-Along Preferred Holders, i.e. holders of more than fifty percent (50%) of each class of all outstanding preferred shares voting separately) and the Super Majority Ordinary Holders (Drag-Along Ordinary Holders, i.e. the holders of more than fifty percent (50%) of the outstanding ordinary shares) approve either: (A) transaction(s) in which a Person, or a group of related Persons, acquires all or substantially all of the equity or assets or undertaking of the Company, or (B) a transaction that qualifies as a liquidation event, in each case of (A) and (B) above with a valuation of the Company at no less than US$800 million (any of such events described in (A) and (B) is referred to as a Sale of the Company), then each Shareholder agrees:

(a) in the event the Sale of the Company requires the approval of shareholders, to vote all Shares in favor of such Sale of the Company and in opposition of any and all other proposals that could reasonably be expected to delay or impair the ability of the Company to consummate such Sale of the Company; (b) in the event that the Sale of the Company is to be effected by the sale of shares held by another shareholder (“the Selling Shareholder”) without the need for shareholder approval, to sell all shares of the Company beneficially held by such shareholder (or in the event that the Selling Shareholder is selling fewer than all of its shares held in the Company, shares in the same proportion as the Selling Shareholder is selling) to the Person to whom the Selling Shareholder propose to sell its shares, for the same per-share consideration (on an as-converted basis) and on the same terms and conditions as the Selling Shareholder, except that the Shareholder will not be required to sell its shares unless the liability for indemnification, if any, of the Shareholder in such Sale of the Company is several, not joint, and is pro rata in accordance with the Shareholder’s relative share ownership of the Company, and will not exceed the consideration receivable by the Shareholder, if any, in such transaction;(c) to refrain from exercising any dissenters’ rights or rights of appraisal under applicable Laws at any time with respect to such Sale of the Company;(d) to execute and deliver all related documentation and take such other action in support of the Sale of the Company as shall reasonably be requested by the Company; and (e) not to deposit, and to cause their Affiliates not to deposit, except as provided in this Agreement, any voting securities owned by such Party or Affiliate in a voting trust or subject any such voting securities to any arrangement or agreement with respect to the voting of such securities, unless specifically requested to do so by the acquiror in connection with a Sale of the Company.

8. MEZZANINE EQUITY - CONTINUED

Accounting for the Preferred Shares

The Company has classified the preferred shares as mezzanine equity as these preferred shares are redeemable upon the occurrence of an event not solely within the control of the Company. The holders of the preferred shares have a redemption right and liquidation preference and will not receive the same form of consideration upon the occurrence of the conditional event as the ordinary shareholders would.

The Company concluded the embedded conversion and redemption option of the redeemable convertible preferred shares did not need to be bifurcated pursuant to ASC 815 because these terms do not permit net settlement, nor they can be readily settled net by a means outside the contract, nor they can provide for delivery of an asset that puts the holders in a position not substantially different from net settlement.

The Company also determined that there was no beneficial conversion feature attributable to the redeemable convertible preferred shares because the initial effective conversion prices of these redeemable convertible preferred shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The fair value of the Company’s ordinary shares on the commitment date was estimated by management with the assistance of an independent valuation firm.

The Company recorded the initial carrying amount of the preferred shares with its issuance price, which approximated the issuance date fair value, after the reduction of the issuance cost. The Company recognized changes in the redemption value immediately as they occur and adjust the carrying value of the Redeemable Convertible Preferred Shares to equal the redemption value at the end of each reporting period, as if it were also the redemption date for the Redeemable Convertible Preferred Shares. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital (“APIC”). Once APIC has been exhausted, additional charges are recorded by increasing the accumulated deficit. The Company’s redeemable convertible preferred shares activities for the years ended December 31, 2022, 2023 and 2024 consisted of the following:

	Series A	Series B	Series C	Series C-1	Series C-2	Series D-1	Series D-2
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2022	55,997	145,564	415,844	308,481	103,557	409,408	777,152	2,216,003
Accretion of redeemable convertible preferred shares	—	—	25,271	19,002	6,452	27,153	61,698	139,576
Foreign currency translation adjustment	—	—	39,326	29,181	9,799	38,800	74,020	191,126
Balance as of December 31, 2022	55,997	145,564	480,441	356,664	119,808	475,361	912,870	2,546,705
Accretion of redeemable convertible preferred shares	—	—	26,496	19,923	6,764	28,469	64,689	146,341
Foreign currency translation adjustment	—	—	8,282	6,150	2,067	8,206	15,809	40,514
Balance as of December 31, 2023	55,997	145,564	515,219	382,737	128,639	512,036	993,368	2,733,560
Accretion of redeemable convertible preferred shares	—	—	20,578	15,473	5,254	22,111	50,242	113,658
Foreign currency translation adjustment	—	—	(5,771)	(4,290)	(1,443)	(5,760)	(11,280)	(28,544)
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(55,997)	(145,564)	(530,026)	(393,920)	(132,450)	(528,387)	(1,032,330)	(2,818,674)
Balance as of December 31, 2024	—	—	—	—	—	—	—	—

On October 7, 2024, all of the redeemable convertible preferred shares were converted to equivalent number of Class A ordinary shares immediately upon the completion of the Company’s IPO.